Stock Dividend Fund, Inc.
Investment Objective
The investment objective of the Fund is growth and income. This is a fundamental objective and cannot be changed.
Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Stock Dividend Fund, Inc.
Maximum Sales Charge (Load) Imposed on Purchases	none
Redemption fee on purchases held less than one year	2.00%

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Stock Dividend Fund, Inc.
Management Fees	0.85%	[1]
Distribution (12b-1) Fees	none
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.85%
[1]	The Investment Advisor has contractually agreed to pay all operating expenses of the Fund except brokerage, interest, taxes, extraordinary legal and other extraordinary expenses. This agreement is renewed annually and may be terminated at any time upon 60 days prior written notice, without payment of penalty, by the Fund's Board of Directors or by a vote of the majority of outstanding voting shares of the Fund.
[2]	The Fund does not expect to incur any "Other Expenses".

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Stock Dividend Fund, Inc. | USD ($)	87	271	471	1,049

Portfolio Turnover Policy

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.83% of the average value of its portfolio. The Investment Advisor will attempt to keep turnover to a minimum.

Principal Investment Strategies

The Fund will attempt to achieve its objective by investing primarily in dividend paying common stocks. The Investment Advisor of the Fund uses quantitative analysis (mathematical models using metrics such as free cash flow, book value, pension liabilities, cash per share, debt levels, etc.) to identify dividend paying common stocks that generally have investment grade credit ratings on outstanding debt (or equivalent quality if not rated by larger credit rating agencies such as Moody’s or Standard and Poors), a long history of dividend payments (at least ten years), minimum ratios of expected earnings to dividend strength, and expectation by the Advisor that the dividend may be increased in the future. The Fund will invest at least 80% of its net assets in larger capitalization dividend paying common stocks of U.S. issuers and intends to be as fully invested as possible at all times. Larger capitalization stocks are those that have a value of $5 billion and higher as determined by calculating number of shares outstanding multiplied by current share price. This is not a fundamental policy and shareholders will be given at least 60 days prior notice if there is any change in the 80% investment policy. Our Investment Strategy may at times produce a portfolio that has overweighted risk to a certain Sector, versus a fully diversified fund.

The Fund may at times seek to increase income and possibly avoid short term capital gains on appreciated securities by selling covered call options rather than selling the security. When the Fund sells a covered call option, the purchaser of the option has the right to buy that stock at a predetermined price (the exercise price) during the life of the option. If the purchaser exercises the option, the Fund must sell the stock to the purchaser at the exercise price. The option is “covered” because the Fund owns the stock at the time it sells the option. As the seller of the option, the Fund receives a premium from the purchaser of the call option, which may provide additional income to the Fund. The Fund may sell call options on securities that it feels have risen faster than fundamentals would suggest, thus collecting additional income and avoiding short term gains on the underlying security if it were sold. However, selling the option will limit the gain on the underlying security if it continues to rise. In this case, if the underlying security is not called away before the option expires, the Fund will have an opportunity to buy back the call option for a loss and continue ownership of the underlying security, which has appreciated in value. Although selling call options on underlying securities can potentially increase income and reduce losses in a declining market, it also has the effect of limiting gains and creating additional turnover in rising markets. For this reason, selling call options against portfolio securities is a secondary strategy and the Fund does not anticipate selling call options on more than 25% of the value of the underlying securities of its portfolio at any given time.

Additional information regarding call options: The premium that the Fund receives for writing a call option will reflect the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. Options written by the Fund will normally have expiration dates between one and nine months from the date written. From time to time, for tax and other reasons, the Fund may purchase an underlying security for delivery in accordance with an exercise notice assigned to it, rather than delivering such security from its portfolio.

Principal Investment Risks

An investor could lose money in this Fund. The principal risks of investing in this Fund are:

a)	changing stock market and economic conditions may cause total returns to go down over short and even long periods of time.
b)	the investment strategies may not prove to be effective.
c)	the selling of covered call options may result in underperformance in up markets, additional turnover and higher tax liability.
d)	periods of declining stock market prices may cause investing in common stock securities by the public to fall out of favor, thereby causing the Fund to underperform or lose money.
e)	changes in the tax treatment on stock dividends may adversely affect the value of dividend paying stocks.
f)	The Fund invests mainly in U.S. larger capitalization stocks which may underperform other stock categories such as small and international.

Non-Diversification risk: The Fund is non-diversified which means that it may invest a relatively high percentage of its assets in a limited number of securities. As a result, the performance of the Fund may be more subject to the moves of an individual company. The Fund seeks only enough diversification in securities selection to maintain Federal non-taxable status under Sub-Chapter M of the Internal Revenue Code. See section “Tax consequences” of this prospectus for information about requirements for Sub-Chapter M for the Fund.

Who should invest: This Fund is best suited for disciplined long-term investors who want to invest in a portfolio of dividend paying companies for growth and income.

Who should not invest: This Fund is not recommended for investors who are short term oriented and not tolerant of daily price fluctuations.

Performance

Risk/Return Bar Chart and Performance Table: The bar chart and table below provide an indication of the risks of investing in Stock Dividend Fund. The chart shows the changes in the Fund’s performance since inception. The table compares the Fund’s returns to a relative comparison benchmark. After-tax returns are calculated using historical highest federal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred accounts such as 401(k) plans or IRA’s. Past results are not an indication of future performance.

Annual Percentage Returns

*(2004) Beginning operations December 27, 2004 through December 31, 2004.

During the entire period shown in the bar chart above, the highest return for a calendar quarter was 16.95% while the lowest return for a quarter was (28.31)%. These returns occurred in quarters ending September 30, 2009 and December 31, 2008, respectively.

Average Annual Total Returns for the Year ended December 31, 2016
Average Annual Total Returns - Stock Dividend Fund, Inc.		1 Year	5 Years	10 Years
Stock Dividend Fund, Inc.		36.37%	10.00%	5.10%
Stock Dividend Fund, Inc. | After Taxes on Distributions		35.30%	8.72%	4.24%
Stock Dividend Fund, Inc. | After Taxes on Distributions and Sales		29.10%	7.63%	3.72%
S&P 500 Index	[1]	11.93%	14.62%	6.93%
[1]	Includes dividend reinvestment compounding and no deduction for fees, expenses or taxes)